Vessels	12 Months Ended
Dec. 31, 2013
Vessels [Abstract]
Vessels

6.       Vessels

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2011	$1,292,237	$(245,518)	$1,046,719

- Transfer from advances for vessels under construction and acquisition and other vessel costs (Note 5)	152,314	-	152,314
- Acquisition, improvements and other vessel costs	70,819	-	70,819
- Depreciation for the year	-	(58,714)	(58,714)
Balance, December 31, 2012	$1,515,370	$(304,232)	$1,211,138

- Transfer from advances for vessels under construction and acquisition and other vessel costs (Note 5)	26,676	-	26,676
- Acquisition, improvements and other vessel costs	144,544	-	144,544
- Depreciation for the year	-	(61,983)	(61,983)
Balance, December 31, 2013	$1,686,590	$(366,215)	$1,320,375

In December 2012, Tuvalu entered into a memorandum of agreement to purchase from an unaffiliated third party, a Kamsarmax dry bulk carrier, for the purchase price of $26,500. The vessel, was renamed “Myrto” and was delivered to the Company on January 25, 2013. Pre-delivery expenses amounted to $176.

During 2013, the Company, through subsidiaries (Note 1), entered into memoranda of agreement to purchase from unaffiliated third parties five vessels, one Panamax, two Kamsarmaxes and two Capesize vessels for an aggregate price of $141,423. Additional capitalized costs amounted to $2,627. Also, as at December 31, 2013, the Company had incurred $494 of additional capitalized costs for improvements to the existing fleet.

Effective January 1, 2013, the Company changed its estimated scrap rate of all of its vessels from $150 per lightweight ton to $250 per lightweight ton. This change was made because the historical scrap rates over the past ten years have increased and as such the $150 rate was not considered representative. For 2013, this increase in salvage values has reduced depreciation and net loss by approximately $2,946 and loss per share by approximately $0.04.

As of December 31, 2013, part of the Company's fleet (except of vessels Coronis, Melite, Artemis, Aliki, Baltimore, Myrsini and PS Palios), having an aggregate carrying value of $1,061,277 has been provided as collateral to secure the loan facilities discussed in Note 9.